INVESTMENTS IN ASSOCIATED COMPANIES (Tables)	6 Months Ended
Jun. 30, 2024
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Equity Method Investments
As at June 30, 2024 and December 31, 2023, we had the following participation in investments that are recorded using the equity method:

(% of ownership)	2024	2023
TFG Marine Pte Ltd ("TFG Marine")	10.00%	10.00%
SwissMarine Pte. Ltd. ("SwissMarine")	15.92%	15.92%
United Freight Carriers LLC ("UFC")	50.00%	50.00%

Movements in equity method investments for the six months ended June 30, 2024 are summarized as follows:

(in thousands of $)	SwissMarine	Other	Totals
Balance as of December 31, 2023	48,622	9,914	58,536
Distributions received from associated companies	—	(978)	(978)
Share of income/ (loss)	(4,025)	(951)	(4,976)
Balance as of June 30, 2024	44,597	7,985	52,582